Organization and Nature of Business (Details)	12 Months Ended
Dec. 31, 2022
Tantech Holdings Ltd
Date of incorporation	Nov. 09, 2010
Percentage of Ownership	100.00%
USCNHK Group Limited
Date of incorporation	Oct. 17, 2008
Percentage of Ownership	100.00%
EAG International Vantage Capitals Limited
Date of incorporation	Apr. 27, 2015
Percentage of Ownership	100.00%
EPakia Inc
Date of incorporation	May 19, 2022
Percentage of Ownership	100.00%
EPakia Canada Inc
Date of incorporation	Jul. 12, 2022
Percentage of Ownership	100.00%
Tantech Holdings (Lishui) Co. Ltd
Date of incorporation	Apr. 07, 2016
Percentage of Ownership	100.00%
Euroasia New Energy Automotive (Jiangsu) Co. Ltd.
Date of incorporation	Oct. 24, 2017
Percentage of Ownership	100.00%
Shanghai Jiamu Investment Management Co., Ltd
Date of incorporation	Jul. 14, 2015
Percentage of Ownership	100.00%
Hangzhou Wangbo Investment Management Co., Ltd
Date of incorporation	Feb. 02, 2016
Percentage of Ownership	100.00%
Hangzhou Jiyi Investment Management Co., Ltd
Date of incorporation	Feb. 02, 2016
Percentage of Ownership	100.00%
Shangchi Automobile Co., Ltd
Date of incorporation	Jul. 12, 2017
Percentage of Ownership	51.00%
Shangchi Automobile Co., Ltd
Date of incorporation	Jul. 12, 2017
Percentage of Ownership	19.00%
Shenzhen Yimao New Energy Sales Co., Ltd
Date of incorporation	Nov. 13, 2018
Percentage of Ownership	100.00%
Lishui Xincai Industrial Co., Ltd
Date of incorporation	Dec. 14, 2017
Percentage of Ownership	100.00%
Zhejiang Tantech Bamboo Charcoal Co., Ltd
Date of incorporation	Sep. 05, 2002
Percentage of Ownership	100.00%
Lishui Jikang Energy Technology Co., Ltd. ("Jikang Energy")
Date of incorporation	Jan. 02, 2020
Percentage of Ownership	100.00%
Hangzhou Tanbo Tech Co., Ltd. ("Tanbo Tech")
Date of incorporation	Dec. 08, 2015
Percentage of Ownership	100.00%
Zhejiang Tantech Bamboo Technology Co., Ltd. ("Tantech Bamboo")
Date of incorporation	Dec. 31, 2005
Percentage of Ownership	100.00%
Zhejiang Shangchi New Energy Automobile Co., Ltd. ("Zhejiang Shangchi")
Date of incorporation	Nov. 12, 2020
Percentage of Ownership	100.00%
Lishui Smart New Energy Automobile Co., Ltd. ("Lishui Smart")
Date of incorporation	Nov. 16, 2020
Percentage of Ownership	100.00%
Gangyu Trading (Jiangsu) Co., Ltd. ("Gangyu Trading")
Date of incorporation	Aug. 10, 2021
Percentage of Ownership	100.00%
Shangchi (Zhejiang) Intelligent Equipment Co., Ltd. ("Shangchi Intelligent Equipment")
Date of incorporation	Aug. 26, 2021
Percentage of Ownership	100.00%
Shanghai Wangju Industrial Group Co., Ltd. ("Shanghai Wangju")
Date of incorporation	Sep. 23, 2021
Percentage of Ownership	100.00%
Eurasia Holdings (Zhejiang) Co., Ltd. ("Eurasia Holdings")
Date of incorporation	Jul. 15, 2021
Percentage of Ownership	100.00%
Hangzhou Eurasia Supply Chain Co., Ltd. ("Eurasia Supply")
Date of incorporation	Aug. 04, 2021
Percentage of Ownership	100.00%
Zhejiang Shangchi Medical Equipment Co., Ltd. ("Shangchi Medical")
Date of incorporation	Nov. 13, 2021
Percentage of Ownership	100.00%
Shenzhen Shangdong Trading Co., Ltd. ("Shenzhen Shangdong")
Date of incorporation	Jul. 13, 2016
Percentage of Ownership	100.00%
China East Trade Co., Ltd. ("China East")
Date of incorporation	Feb. 15, 2018
Percentage of Ownership	100.00%
First International Commercial Factoring (Shenzhen) Co., Ltd. ("First International")
Date of incorporation	Jul. 27, 2017
Percentage of Ownership	75.00%
First International Commercial Factoring (Shenzhen) Co., Ltd. ("First International")
Date of incorporation	Jul. 27, 2017
Percentage of Ownership	25.00%